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As filed with the Securities and Exchange Commission on December 29, 2004

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REGISTRATION NO. 333-100474

811-04440

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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POST-EFFECTIVE AMENDMENT NO. 6

AND

AMENDMENT NO. 37

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TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(EXACT NAME OF REGISTRANT)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(NAME OF DEPOSITOR)

122 EAST 42ND STREET, SUITE 1900

NEW YORK, NEW YORK 10017

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ANNUITIES DIVISION

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

JOAN BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400E

WASHINGTON, D.C. 20007

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It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on December 30, 2004 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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This Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-100474, 811-04440) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add supplements to one of the prospectuses and to the statement of additional information filed with Post-Effective Amendment No. 4 to the Registration Statement, which was filed on April 23, 2004. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, supplement, exhibit, or other information contained in Post-Effective Amendment No. 4 and 5 to the Registration Statement.

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PART A

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SUPPLEMENT DATED DECEMBER 30, 2004

TO

PROSPECTUS DATED APRIL 30, 2004, AS AMENDED

JULY 27, 2004, AND SEPTEMBER 7, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

     Effective December 31, 2004, seven new Funds will be added to the above-captioned prospectus ("Prospectus"). The new Funds will only be available to Owners who purchase their Contracts through Bank of America representatives. As a result of the addition of the new Funds, the Prospectus is amended and supplemented as follows:

1.	The list of the available investment options appearing on the cover page of the Prospectus is supplemented by the addition of the following Funds and corresponding investment management disclosure:
Large-Cap Growth Equity Funds	Small-Cap Value Equity Funds
Nations Marsico 21st Century Portfolio*	Colonial Small Cap Value, Variable Series - Class B*
Nations Marsico Growth Portfolio*	Small-Cap Growth Equity Funds
Nations Marsico International Opportunity Portfolio*	Wanger US Smaller Companies, Variable Series*
Mid-Cap Growth Equity Funds	Money Market Funds
Wanger Select, Variable Series*	Sun Capital Money Market Fund - S Class*+

* Available only to Owners who purchase their Contracts through Bank of America representatives.

+ For Owners who purchase their Contracts through Bank of America representatives, the Sun Capital Money Market Fund replaces the MFS/Sun Life Money Market Fund.

Bank of America Capital Management, LLC, advises and Marsico Capital Management, LLC, sub-advises the Nations Marsico Portfolios. Columbia Management Advisors, Inc., advises Colonial Small Cap Value Fund. Columbia Wanger Asset Management, L. P., advises Wanger U.S, Smaller Companies and Wanger Select.

2.	The table describing the "Total Annual Fund Operating Expenses" is hereby amended as follows:

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.65%	23.69%
*	The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waiver or expense reimbursement.

**

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and contractual expense reimbursement arrangements are taken into consideration are 0.65% to 1.50%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

3.	The tables disclosing actual contract costs under the heading "EXAMPLE" are amended as follows:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$2,902	$5,930	$7,706	$10,026
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$2,353	$5,660	$7,706	$10,026

     Effective immediately, the section entitled "Short-Term Trading" is revised and rewritten as follows:

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 6 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf). We may also impose special restrictions on third parties that engage in reallocations of contract values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming sub-accounts.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds reserve the right to refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
o	when a new broker of record is designated for the Contract;

o	when the Participant changes;

o	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

o	when necessary in our view to avoid hardship to a Participant;

o	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

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PART B

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SUPPLEMENT

DATED DECEMBER 30, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2004, AS AMENDED JULY 27, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

COLUMBIA ALL-STAR NY

The above Statement of Additional Information ("SAI") is hereby amended to add the following funds to the tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

*     *     *     *     *

Under "Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	5/2/2000	(9.44%)	-	-	(2.02%)

*     *     *     *     *

Under "Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS FLEX NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/7/1998	(2.27%)	0.26%	-	0.28%

*     *     *     *     *

Under "Standardized Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/7/1998	(9.44%)	0.10%	-	0.12%

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PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

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(a)	The following Financial Statements are included in the Registration Statement:

A.

Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100474, filed on April 23, 2004)

B.

Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100474, filed on April 23, 2004)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2003, 2002 and 2001;
		2.	Consolidated Balance Sheets, December 31, 2003 and 2002:
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001;
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2003, 2002 and 2001;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2003, 2002 and 2001;
		6.	Notes to Consolidated Financial Statements; and
		7.	Independent Auditors' Report.

C.

Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100474, filed on April 23, 2004)

		1.	Statement of Condition, December 31, 2003;
		2.	Statement of Operations, Year Ended December 31, 2003;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2003 and December 31, 2002;
		4.	Notes to Financial Statements; and
		5.	Independent Auditors' Report.

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(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:
(1)

Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(2)	Not applicable;

(3)(a)

Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(iii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(4)(a)

Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100474, filed on December 30, 2002);

(4)(b)

Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(5)

Specimen Application used with the variable annuity contract filed as Exhibit (4) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100474, filed on December 30, 2002);

(6)	Declaration of Intent and Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)

Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(c)

Participation Agreement dated August 18, 1999 by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(d)(i)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(d)(ii)

Amendment No. 3 dated September 1, 2001 to Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(e)

Participation Agreement dated February 15, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(f)

Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)(i)

Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)(ii)

Amendment No. 1 dated April 17, 2000 to Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(h)

Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(i)

Participation Agreement by and among Wanger Advisors Trust, Liberty Funds Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(j)

Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)

Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)

Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)(i)

Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(m)(ii)

Amendment No. 1 to the Participation Agreement filed as Exhibit (8)(p)(i) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(n)(i)

Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(n)(ii)

Amendment No. 1 dated October 31, 2003, to the Participation Agreement filed as Exhibit (8)(h)(i), (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(8)(o)	Participation Agreement Among Nations Marsico Variable Account Funds Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York[To be filed by Amendment]

(9)	Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to Registration Statement on Form N-4, File No. 333-100474, filed on October 10, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm*;

(10)(b)	Representation of Counsel pursuant to Rule 485(b)*;

(11)	None;

(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-05037, filed on April 24, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)	Organizational Chart (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File Nos. 333-114126, filed on April 1, 2004).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

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Name and	Principal Positions and Officers
Business Address	With Depositor
C. James Prieur Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario-Canada M5H 1J9	Chairman and Director
Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Gary Corsi Sun Life Financial One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Director and Vice President & Chief Financial Officer & Treasurer
Scott M. Davis Sun Life Financial One Sun Life Executive Park, SC 3358 Wellesley Hills, Ma 02481	Director & Vice President and General Counsel
Paul W. Derksen Sun Life Assurance Company of Canada 150 King Street West. SC 105D10 Toronto, Ontario Canada M5H 1J9	Director
Mary M. Fay Sun Life Financial One Sun Life Executive Park, SC 4250 Wellesley Hills, Ma 02481	Director & Vice President, Annuities
Leila Heckman Heckman Global Advisors 230 Park Avenue, Suite 865 New York, NY 10169	Director
Donald B. Henderson, Jr. LeBoeuf, Lamb, Greene & MacRae, L.L. P. 125 West 55th Street New York, NY 10019	Director
Peter R. O'Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Robert C. Salipante Sun Life Financial One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	President & Director
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director
Donald A. Stewart Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario-Canada M5H 1J9	Director
Claude A. Accum Sun Life Financial One Sun Life Executive Park, SC 3378 Wellesley Hills, MA 02481	Vice President, Individual Insurance
James M.A. Anderson Sun Life Financial One Sun Life Executive Park, SC 3352 Wellesley Hills, MA 02481	Vice President, Investments
Ellen B. King Sun Life Financial One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Michael E. Shunney Sun Life Financial One Sun Life Executive Park, 3364 Wellesley Hills, MA 02481	Vice President, Group Insurance
Janet V. Whitehouse Sun Life Financial One Sun Life Executive Park, SC 3366 Wellesley Hills, MA 02481	Vice President, Human Resources & Public Relations
John R. Wright Sun Life Financial One Sun Life Executive Park, SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations
Keith Gubbay Sun Life Financial One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Vice President and Chief Actuary

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Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The Organization Chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed April 1, 2004.

None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

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As of November 30, 2004 there were 141 qualified and 177 non-qualified contract owners.

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Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

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Name and Principal	Position and Offices
Business Address*	with Underwriter

Imants Sakson	President
James M.A. Anderson	Director
Gary Corsi	Director
Mary M. Fay	Director
Ellen B. King	Secretary
George E. Maden	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Amy E. Mihaich	Assistance Secretary

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*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of December, 2004.
Sun Life (N.Y.) Variable Account C
(Registrant)

Sun Life Insurance and Annuity Company of New York
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President and Director
*By:	/s/ Edward M. Shea
Edward M. Shea
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE*	President and Director	December 29, 2004
Robert C. Salipante	(Principal Executive Officer)

/sGARY CORSI*	Vice President & Chief Financial Officer	December 29, 2004
Gary Corsi	(Principal Financial and Accounting Officer)

*By: /s/ EDWARD M. SHEA	Attorney-in-Fact for:	December 29, 2004
Edward M. Shea	C. James Prieur, Chairman and Director
Donald A. Stewart, Director
Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director

*Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by reference Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-100475) filed on or about April 22, 2004.

EXHIBIT INDEX
(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

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